12. INCOME TAXES: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Deferred Tax Assets (Liabilities)
	2020	2019
Insurance Commissions	$(4,459,805)	$(4,284,082)
Unearned Premium Reserves	1,937,163	1,848,978
Deferred Acquisition Cost Amortization	(1,336,728)	(1,221,520)
SPAE Capitalization	27,107	32,616
STAT & Tax Reserve	551,919	502,808
GAAP/STAT Premium Tax	(205,280)	(201,996)
Unrealized Loss (Gain) on
Marketable Debt Securities	(3,457,325)	(2,472,109)
Other	(53,948)	(60,301)
	$(6,996,897)	$(5,855,606)